Significant Components of Deferred Income Tax Assets and Liabilities (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Deferred income tax assets:
Marketable securities and investment securities	$ 29,476	¥ 2,417,000	¥ 2,407,000
Accrued retirement and termination benefits	8,829	724,000	1,151,000
Accrued expenses	10,829	888,000	929,000
Inventories	21,402	1,755,000	1,584,000
Property, plant and equipment	20,512	1,682,000	1,898,000
Accrued payroll	21,110	1,731,000	1,642,000
Net operating loss carryforwards	8,122	666,000	742,000
Other	12,830	1,052,000	1,631,000
Total gross deferred income tax assets	133,110	10,915,000	11,984,000
Valuation allowance	(6,793)	(557,000)	(1,640,000)
Sub total	126,317	10,358,000	10,344,000
Deferred income tax liabilities:
Undistributed earnings of overseas subsidiaries	(4,439)	(364,000)	(371,000)
Accrued retirement and termination benefits	(3,915)	(321,000)
Unrealized gain on available-for-sale securities	(24,537)	(2,012,000)	(1,935,000)
Property, plant and equipment	(14,183)	(1,163,000)	(1,445,000)
Other	(23)	(2,000)	(9,000)
Total gross deferred income tax liabilities	(47,097)	(3,862,000)	(3,760,000)
Net deferred income tax assets	$ 79,220	¥ 6,496,000	¥ 6,584,000